Employee Benefit Plans (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 1994	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2005	Dec. 31, 2012
Expense recognized for contributions to the defined benefit pension plan		$ 103	$ 72
Expense recognized for contributions to the 401(k) plan		96	89
Nonqualified deferred compensation plan balance		738	801
Nonqualified deferred compensation plan expense		73	78
Employee Stock Ownership Plan:
Amount borrowed to fund shares held in ESOP	480
Shares purchased and funded into ESOP	48,000
Price paid per share for shares purchased to fund ESOP	$ 10			$ 10
Percentage of shares purchased and funded into ESOP				8.00%
Shares purchased by ESOP using funds loaned by the company				138,709
Loan term				15 years
Shares sold in open market under ESOP			2,793
ESOP compensation expense		0
Stock-Based Compensation Plans:
Share price		$ 5.49
Stock option exercise price		$ 9.54	$ 9.52		$ 9.53
Share-based Compensation expense			$ 0
1996 Stock Option Plan [Member]
Stock-Based Compensation Plans:
Number of awards authorized		127,491
2006 Stock-Based Incentive Plan [Member]
Stock-Based Compensation Plans:
Number of awards authorized		242,740
Stock Options [Member]
Stock-Based Compensation Plans:
Shares available for grant		63,256
Stock Options [Member] | Lower Range [Member]
Stock-Based Compensation Plans:
Stock option exercise price		$ 9.07
Stock Options [Member] | Upper Range [Member]
Stock-Based Compensation Plans:
Stock option exercise price		$ 9.65
Stock Options [Member] | 2006 Stock-Based Incentive Plan [Member]
Stock-Based Compensation Plans:
Number of awards authorized		173,386
Restricted Stock [Member]
Stock-Based Compensation Plans:
Shares available for grant		5,304
Restricted Stock [Member] | 2006 Stock-Based Incentive Plan [Member]
Stock-Based Compensation Plans:
Number of awards authorized		69,354